AGILITY SHARES MANAGED RISK ETF

Ticker Symbol: MRSK

(a series of Northern Lights Fund Trust)

Supplement dated March 24, 2021 (effective at the close of business) to the Prospectus and Statement of Additional Information dated February 18, 2020

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Effective April 23, 2021, please be advised that the names of the below Fund will be changed. All disclosures to the contrary in the Prospectus and SAI should be disregarded.

Current Fund Name	New Fund Name
Agility Shares Managed Risk ETF	Toews Agility Shares Managed Risk ETF

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This Supplement and the existing Prospectus dated August 28, 2020, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information dated August 28, 2020, have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Fund at 1-877-558-6397.

Please retain this Supplement for future reference.